CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
EXPENSES
Administrative fee - related party	$ 179,940		$ 285,650		$ 339,880	$ 555,300		$ 1,010,820	$ 1,249,626
Formation and operating expenses	1,697,094		478,217		1,853,113	785,932		1,574,388	848,569
TOTAL EXPENSES	1,877,034		763,867		2,192,993	1,341,232		2,585,208	2,098,195
OTHER INCOME
Interest Income	1		1		2	2		4	4
Forgiveness of debt								1,227
Unrealized gain on investments held in Trust Account	226,144		1,126,449		447,907	2,246,142		2,877,577	5,248,662
TOTAL OTHER INCOME	226,145		1,126,450		447,909	2,246,144		2,878,808	5,248,666
Net (loss) income	$ (1,650,889)	$ (94,195)	$ 362,583	$ 542,329	$ (1,745,084)	$ 904,912		$ 293,600	$ 3,150,471
Class A ordinary shares
OTHER INCOME
Weighted Average ordinary shares outstanding, basic (in shares)	2,236,713		10,000,000		2,236,713	10,000,000		6,277,876	10,000,000
Weighted Average ordinary shares outstanding, diluted (in shares)	2,236,713		10,000,000		2,236,713	10,000,000		6,277,876	10,000,000
Basic net (loss) income per ordinary share (in dollars per share)	$ (0.19)		$ 0.02		$ (0.2)	$ 0.06		$ 0.02	$ 0.19
Diluted net (loss) income per ordinary share (in dollars per share)	$ (0.19)		$ 0.02		$ (0.2)	$ 0.06		$ 0.02	$ 0.19
Class B ordinary shares
OTHER INCOME
Weighted Average ordinary shares outstanding, basic (in shares)	6,422,078		6,422,078		6,422,078	6,422,078	6,422,078
Weighted Average ordinary shares outstanding, diluted (in shares)	6,422,078		6,422,078		6,422,078	6,422,078	6,422,078
Basic net (loss) income per ordinary share (in dollars per share)	$ (0.19)		$ 0.02		$ (0.2)	$ 0.06	$ 0.1
Diluted net (loss) income per ordinary share (in dollars per share)	$ (0.19)		$ 0.02		$ (0.2)	$ 0.06	$ 0.1